UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Balanced Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2011

1.797921.107

AIG-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 59.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.9%
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	25,601	$ 6
Hotels, Restaurants & Leisure - 1.3%
Arcos Dorados Holdings, Inc.	64,900	1,476
Betfair Group PLC	108,605	1,499
Las Vegas Sands Corp. (a)	85,965	3,571
Pinnacle Entertainment, Inc. (a)	78,810	1,145
Starbucks Corp.	97,059	3,571
Yum! Brands, Inc.	59,543	3,294
		14,556
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	17,196	3,382
Priceline.com, Inc. (a)	1,300	670
		4,052
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	38,853	1,777
Media - 2.1%
CBS Corp. Class B	6,500	182
Comcast Corp. Class A	170,008	4,291
DIRECTV (a)	116,671	5,864
Legend Pictures LLC (a)(q)	415	311
The Walt Disney Co.	167,935	6,991
Time Warner, Inc.	153,973	5,609
		23,248
Multiline Retail - 0.2%
Dollar General Corp. (a)	72,535	2,544
Specialty Retail - 1.1%
Abercrombie & Fitch Co. Class A	49,354	3,740
Limited Brands, Inc.	55,983	2,237
Lowe's Companies, Inc.	116,102	2,803
Urban Outfitters, Inc. (a)	41,862	1,275
Williams-Sonoma, Inc.	52,401	2,051
		12,106
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	3,100	197
Crocs, Inc. (a)	73,194	1,664
LVMH Moet Hennessy - Louis Vuitton (f)	10,471	1,821
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Timberland Co. Class A (a)	49,958	$ 1,632
Warnaco Group, Inc. (a)	14,173	782
		6,096
TOTAL CONSUMER DISCRETIONARY		64,385
CONSUMER STAPLES - 6.5%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	30,417	1,839
Coca-Cola Bottling Co. Consolidated	4,904	331
Coca-Cola FEMSA SAB de CV sponsored ADR	4,262	370
Coca-Cola Icecek AS	18,756	258
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	11,370	359
Constellation Brands, Inc. Class A (sub. vtg.) (a)	91,865	2,017
Diageo PLC sponsored ADR	31,463	2,677
Embotelladora Andina SA sponsored ADR	12,250	349
Molson Coors Brewing Co. Class B	49,791	2,323
PepsiCo, Inc.	35,739	2,542
Pernod-Ricard SA	18,396	1,857
Remy Cointreau SA	2,547	209
The Coca-Cola Co.	167,857	11,215
		26,346
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	162,084	6,271
Fresh Market, Inc.	700	28
Wal-Mart Stores, Inc.	9,403	519
Walgreen Co.	22,666	989
		7,807
Food Products - 0.6%
Archer Daniels Midland Co.	13,231	429
Bunge Ltd.	14,547	1,083
Danone	9,896	725
Green Mountain Coffee Roasters, Inc. (a)	1,711	141
Nestle SA	28,616	1,837
Unilever NV unit	76,761	2,507
Viterra, Inc.	15,100	185
		6,907
Household Products - 1.5%
Colgate-Palmolive Co.	19,116	1,673
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.	209,677	$ 14,048
Reckitt Benckiser Group PLC	2,435	138
		15,859
Personal Products - 0.4%
Avon Products, Inc.	82,893	2,463
L'Oreal SA	12,800	1,610
		4,073
Tobacco - 0.9%
Altria Group, Inc.	27,697	777
British American Tobacco PLC sponsored ADR	66,990	6,053
Philip Morris International, Inc.	32,693	2,346
Souza Cruz Industria Comerico	31,650	398
		9,574
TOTAL CONSUMER STAPLES		70,566
ENERGY - 7.6%
Energy Equipment & Services - 2.4%
Aker Drilling ASA (a)	32,900	106
Aker Solutions ASA	26,900	594
Baker Hughes, Inc.	70,760	5,231
C&J Energy Services, Inc. (a)(g)	18,600	288
Discovery Offshore S.A. (a)(g)	50,600	108
Dresser-Rand Group, Inc. (a)	12,200	641
Ensco International Ltd. ADR	18,766	1,001
Halliburton Co.	122,592	6,148
National Oilwell Varco, Inc.	34,690	2,518
Noble Corp.	55,675	2,331
Ocean Rig UDW, Inc. (a)	5,200	102
Oceaneering International, Inc.	13,200	1,076
Saipem SpA	17,033	899
Schlumberger Ltd.	29,516	2,530
TETRA Technologies, Inc. (a)	21,400	292
Transocean Ltd. (United States)	34,364	2,382
Vantage Drilling Co. (a)	232,300	465
		26,712
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	16,448	1,308
Apache Corp.	39,143	4,877
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BP PLC	39,659	$ 305
BP PLC sponsored ADR	84,175	3,892
Canadian Natural Resources Ltd.	38,100	1,658
CVR Energy, Inc. (a)	13,326	291
Exxon Mobil Corp.	89,634	7,482
Falkland Oil & Gas Ltd. (a)	30,031	30
Frontier Oil Corp.	19,400	579
Holly Corp.	40,628	2,532
InterOil Corp. (a)	14,126	862
Kosmos Energy Ltd.	11,900	228
Marathon Oil Corp.	102,500	5,552
Massey Energy Co.	25,521	1,684
Niko Resources Ltd.	10,878	901
Occidental Petroleum Corp.	51,886	5,596
Petrobank Energy & Resources Ltd. (a)	42,613	755
Repsol YPF SA	48,126	1,640
Resolute Energy Corp. (a)	42,703	743
Rockhopper Exploration PLC (a)	10,100	38
Rodinia Oil Corp.	22,000	40
Royal Dutch Shell PLC:
Class A sponsored ADR	2,027	145
Class B sponsored ADR	116,612	8,433
Talisman Energy, Inc.	99,300	2,097
Targa Resources Corp.	9,700	339
Western Refining, Inc. (a)	30,430	530
Whiting Petroleum Corp. (a)	31,016	2,081
Williams Companies, Inc.	63,400	1,990
		56,608
TOTAL ENERGY		83,320
FINANCIALS - 8.7%
Capital Markets - 1.0%
Credit Suisse Group	17,370	747
E*TRADE Financial Corp. (a)	82,100	1,298
Evercore Partners, Inc. Class A	9,100	337
ICAP PLC	44,800	357
Invesco Ltd.	45,862	1,131
Morgan Stanley	49,077	1,186
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	107,862	$ 4,937
TD Ameritrade Holding Corp.	32,700	705
		10,698
Commercial Banks - 1.9%
Banco Macro SA sponsored ADR	6,866	223
BB&T Corp.	71,430	1,967
Comerica, Inc.	19,437	702
FirstMerit Corp.	37,652	613
Huntington Bancshares, Inc.	254,049	1,677
KeyCorp	80,800	684
PT Bank Rakyat Indonesia Tbk	431,000	321
Regions Financial Corp.	83,927	593
Sumitomo Mitsui Financial Group, Inc.	21,700	627
SunTrust Banks, Inc.	43,082	1,212
Synovus Financial Corp.	211,358	503
U.S. Bancorp, Delaware	259,964	6,655
Wells Fargo & Co.	179,652	5,097
		20,874
Consumer Finance - 0.5%
Capital One Financial Corp.	43,482	2,363
Discover Financial Services	49,876	1,189
Green Dot Corp. Class A	10,731	416
Promise Co. Ltd.	29,250	211
SLM Corp.	52,560	896
		5,075
Diversified Financial Services - 2.3%
African Bank Investments Ltd.	116,600	609
Citigroup, Inc.	248,827	10,239
CME Group, Inc.	7,380	2,109
ING Groep NV (Certificaten Van Aandelen) (a)	13,100	159
JPMorgan Chase & Co.	271,601	11,744
NBH Holdings Corp. Class A (a)(g)	28,500	513
		25,373
Insurance - 2.0%
ACE Ltd.	36,186	2,490
Amlin PLC	80,198	561
Aon Corp.	44,743	2,333
Berkshire Hathaway, Inc.:
Class A (a)	6	713
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc.: - continued
Class B (a)	31,700	$ 2,507
CNO Financial Group, Inc. (a)	66,145	512
Fairfax Financial Holdings Ltd. (sub. vtg.)	5,000	1,927
Genworth Financial, Inc. Class A (a)	45,900	510
MetLife, Inc.	171,346	7,556
Torchmark Corp.	11,400	756
Unum Group	62,273	1,638
		21,503
Real Estate Investment Trusts - 0.7%
ProLogis Trust	136,923	2,267
Public Storage	13,933	1,649
SL Green Realty Corp.	10,711	964
The Macerich Co.	23,470	1,276
U-Store-It Trust	40,657	458
Weyerhaeuser Co.	34,130	735
		7,349
Real Estate Management & Development - 0.2%
Ayala Land, Inc.	1,038,000	365
BR Malls Participacoes SA	74,400	861
CB Richard Ellis Group, Inc. Class A (a)	4,625	122
Indiabulls Real Estate Ltd. (a)	185,819	484
PT Lippo Karawaci Tbk	6,034,125	481
		2,313
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	94,557	1,137
Washington Mutual, Inc. (a)(q)	130,000	23
		1,160
TOTAL FINANCIALS		94,345
HEALTH CARE - 6.6%
Biotechnology - 1.2%
Amgen, Inc. (a)	69,583	4,213
AVEO Pharmaceuticals, Inc. (a)	18,573	340
AVEO Pharmaceuticals, Inc. (a)(q)	3,908	72
Biogen Idec, Inc. (a)	38,700	3,666
BioMarin Pharmaceutical, Inc. (a)	30,405	858
Exelixis, Inc. (a)	29,200	340
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	71,122	$ 2,969
Human Genome Sciences, Inc. (a)	9,700	265
Medivir AB (B Shares) (a)	16,254	378
		13,101
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	69,078	4,112
Boston Scientific Corp. (a)	255,061	1,831
C. R. Bard, Inc.	9,062	1,013
Covidien PLC	109,393	6,017
Edwards Lifesciences Corp. (a)	23,948	2,125
IDEXX Laboratories, Inc. (a)	2,615	206
Mako Surgical Corp. (a)	34,511	1,136
Masimo Corp.	15,992	491
Quidel Corp. (a)	55,670	854
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	228,000	302
William Demant Holding A/S (a)	4,198	397
		18,484
Health Care Providers & Services - 1.6%
CIGNA Corp.	37,939	1,893
HCA Holdings, Inc.	29,400	1,026
Henry Schein, Inc. (a)	33,800	2,428
McKesson Corp.	52,908	4,529
Medco Health Solutions, Inc. (a)	44,702	2,676
Omnicare, Inc.	15,300	481
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	63,100	185
UnitedHealth Group, Inc.	82,728	4,050
		17,268
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc. (a)	55,218	2,754
Illumina, Inc. (a)	25,883	1,866
		4,620
Pharmaceuticals - 1.7%
Bayer AG	7,604	623
GlaxoSmithKline PLC sponsored ADR	28,800	1,252
Merck & Co., Inc.	100,768	3,703
Novo Nordisk A/S Series B	7,711	969
Pfizer, Inc.	315,581	6,769
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	26,533	$ 2,536
Valeant Pharmaceuticals International, Inc. (Canada)	57,640	3,021
		18,873
TOTAL HEALTH CARE		72,346
INDUSTRIALS - 6.7%
Aerospace & Defense - 2.5%
Bombardier, Inc. Class B (sub. vtg.)	228,900	1,595
Goodrich Corp.	29,562	2,580
Honeywell International, Inc.	59,976	3,572
MTU Aero Engines Holdings AG	9,974	766
Precision Castparts Corp.	21,635	3,399
Safran SA	32,462	1,319
Textron, Inc.	76,312	1,746
The Boeing Co.	62,683	4,891
United Technologies Corp.	79,351	6,965
		26,833
Building Products - 0.3%
Armstrong World Industries, Inc.	11,544	554
Lennox International, Inc.	25,679	1,197
Owens Corning (a)	42,544	1,625
		3,376
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	55,611	1,753
Stericycle, Inc. (a)	8,178	729
Swisher Hygiene, Inc. (a)(q)	78,700	467
		2,949
Construction & Engineering - 0.3%
Fluor Corp.	21,400	1,475
Foster Wheeler AG (a)	40,100	1,374
		2,849
Electrical Equipment - 0.9%
Acuity Brands, Inc.	17,725	1,081
Alstom SA	26,953	1,668
Cooper Industries PLC Class A	24,620	1,547
Emerson Electric Co.	50,318	2,745
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
GrafTech International Ltd. (a)	36,094	$ 763
Regal-Beloit Corp.	29,665	2,047
		9,851
Industrial Conglomerates - 0.6%
General Electric Co.	352,101	6,915
Machinery - 1.1%
Caterpillar, Inc.	34,510	3,651
Charter International PLC	27,790	357
Cummins, Inc.	17,611	1,853
Danaher Corp.	54,165	2,954
Fanuc Ltd.	4,700	725
Flowserve Corp.	8,136	986
Pall Corp.	20,400	1,144
Vallourec SA (f)	4,334	542
		12,212
Road & Rail - 0.7%
CSX Corp.	39,262	3,113
Union Pacific Corp.	42,268	4,437
		7,550
TOTAL INDUSTRIALS		72,535
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 1.5%
Alcatel-Lucent SA sponsored ADR (a)	216,338	1,227
Aruba Networks, Inc. (a)	71,983	2,046
Ciena Corp. (a)	72,166	1,930
Juniper Networks, Inc. (a)	10,364	379
QUALCOMM, Inc.	174,633	10,232
		15,814
Computers & Peripherals - 3.3%
Apple, Inc. (a)	72,575	25,237
Dell, Inc. (a)	35,789	575
EMC Corp. (a)	227,012	6,463
Imagination Technologies Group PLC (a)	59,738	485
NetApp, Inc. (a)	3,739	205
SanDisk Corp. (a)	9,957	473
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	32,661	$ 549
Western Digital Corp. (a)	54,000	1,979
		35,966
Electronic Equipment & Components - 0.0%
HLS Systems International Ltd. (a)	53,352	469
Internet Software & Services - 1.0%
Dice Holdings, Inc. (a)	21,436	317
eBay, Inc. (a)	50,878	1,586
Google, Inc. Class A (a)	9,909	5,242
Mail.ru Group Ltd. GDR (a)(g)	16,400	563
Renren, Inc. ADR	10,900	140
Sohu.com, Inc. (a)	10,050	810
WebMD Health Corp. (a)	52,720	2,514
Yandex NV	3,800	127
		11,299
IT Services - 1.3%
Accenture PLC Class A	23,795	1,366
Cognizant Technology Solutions Corp. Class A (a)	8,323	633
Digital Garage, Inc. (a)	280	1,373
MasterCard, Inc. Class A	3,490	1,002
Visa, Inc. Class A	121,673	9,863
		14,237
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Semiconductor Engineering, Inc.	31,000	38
Amkor Technology, Inc. (a)	17,327	111
Analog Devices, Inc.	96,878	3,988
ARM Holdings PLC sponsored ADR	93,932	2,682
ASAT Holdings Ltd. (a)	6,352	0
ASML Holding NV	97,283	3,795
Avago Technologies Ltd.	38,898	1,314
Hynix Semiconductor, Inc.	10,130	283
Inotera Memories, Inc. (a)	1,852,205	818
Intersil Corp. Class A	51,860	744
KLA-Tencor Corp.	55,585	2,396
Lam Research Corp. (a)	48,983	2,302
Marvell Technology Group Ltd. (a)	155,945	2,533
Micron Technology, Inc. (a)	661,589	6,748
Nanya Technology Corp. (a)	1,102,799	450
Samsung Electronics Co. Ltd.	561	469
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Siliconware Precision Industries Co. Ltd. sponsored ADR	19,500	$ 130
Texas Instruments, Inc.	27,000	953
		29,754
Software - 1.5%
Ariba, Inc. (a)	29,132	977
Check Point Software Technologies Ltd. (a)	112,902	6,201
Fortinet, Inc. (a)	9,921	481
Microsoft Corp.	228,405	5,712
Nuance Communications, Inc. (a)	34,105	749
Oracle Corp.	27,840	953
QLIK Technologies, Inc.	3,470	116
Taleo Corp. Class A (a)	26,590	993
		16,182
TOTAL INFORMATION TECHNOLOGY		123,721
MATERIALS - 2.2%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	23,066	2,193
Albemarle Corp.	9,833	697
Arkema SA	8,766	961
Ashland, Inc.	23,260	1,590
Celanese Corp. Class A	23,700	1,235
CF Industries Holdings, Inc.	5,800	892
Dow Chemical Co.	33,291	1,203
LyondellBasell Industries NV Class A	37,706	1,652
Monsanto Co.	11,369	808
Olin Corp.	26,088	627
Potash Corp. of Saskatchewan, Inc.	8,900	502
Solutia, Inc. (a)	57,680	1,440
The Mosaic Co.	3,200	227
		14,027
Construction Materials - 0.0%
HeidelbergCement AG	5,236	364
Containers & Packaging - 0.2%
Ball Corp.	27,800	1,098
Rock-Tenn Co. Class A	7,500	576
		1,674
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.7%
Anglo American PLC (United Kingdom)	63,551	$ 3,168
AngloGold Ashanti Ltd. sponsored ADR	34,971	1,607
Carpenter Technology Corp.	12,454	655
MacArthur Coal Ltd.	70,945	901
Reliance Steel & Aluminum Co.	16,700	860
Walter Energy, Inc.	3,346	417
		7,608
TOTAL MATERIALS		23,673
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	122,613	3,870
CenturyLink, Inc.	155,088	6,698
Verizon Communications, Inc.	103,186	3,811
		14,379
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	58,144	3,226
Clearwire Corp. Class A (a)	202,926	933
MetroPCS Communications, Inc. (a)	49,520	886
Sprint Nextel Corp. (a)	47,108	276
Vodafone Group PLC	309,300	860
Vodafone Group PLC sponsored ADR	21,500	603
		6,784
TOTAL TELECOMMUNICATION SERVICES		21,163
UTILITIES - 2.1%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	26,619	1,017
Edison International	75,110	2,956
Exelon Corp.	47,556	1,990
NextEra Energy, Inc.	73,133	4,238
		10,201
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	90,800	1,177
Constellation Energy Group, Inc.	35,723	1,328
NRG Energy, Inc. (a)	24,702	612
		3,117
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	35,466	$ 686
NiSource, Inc.	49,000	995
PG&E Corp.	53,899	2,338
Public Service Enterprise Group, Inc.	79,579	2,666
Sempra Energy	46,230	2,551
		9,236
TOTAL UTILITIES		22,554
TOTAL COMMON STOCKS (Cost $543,745)		648,608
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Volkswagen AG	22,203	3,942
TOTAL PREFERRED STOCKS (Cost $3,482)		3,942
Nonconvertible Bonds - 7.3%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 45	46
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	25	27
5.875% 1/15/36	169	164
6.375% 6/15/14	1,142	1,274
Whirlpool Corp. 6.125% 6/15/11	27	27
		1,492
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 500	$ 603
Comcast Corp.:
4.95% 6/15/16	15	16
5.15% 3/1/20	14	15
5.7% 5/15/18	515	577
6.4% 3/1/40	487	531
6.45% 3/15/37	238	259
Discovery Communications LLC:
3.7% 6/1/15	260	274
6.35% 6/1/40	236	254
NBC Universal, Inc.:
3.65% 4/30/15 (g)	137	144
5.15% 4/30/20 (g)	431	459
6.4% 4/30/40 (g)	309	336
News America Holdings, Inc. 7.75% 12/1/45	510	623
News America, Inc. 6.15% 3/1/37	235	244
Time Warner Cable, Inc.:
5.4% 7/2/12	19	20
5.85% 5/1/17	363	406
6.2% 7/1/13	18	20
6.75% 7/1/18	439	510
Time Warner, Inc.:
3.15% 7/15/15	9	9
5.875% 11/15/16	12	14
6.5% 11/15/36	232	250
Viacom, Inc.:
3.5% 4/1/17	583	594
6.75% 10/5/37	105	119
		6,277
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	18	19
TOTAL CONSUMER DISCRETIONARY		7,834
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	4	4
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Anheuser-Busch InBev Worldwide, Inc.: - continued
5.375% 11/15/14	$ 358	$ 401
FBG Finance Ltd. 5.125% 6/15/15 (g)	23	25
		430
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
4.125% 5/15/21	400	393
6.302% 6/1/37 (n)	124	123
		516
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	387	424
5.625% 11/1/11	4	4
6.125% 2/1/18	416	479
6.5% 8/11/17	375	440
		1,347
Tobacco - 0.2%
Altria Group, Inc.:
8.5% 11/10/13	11	13
9.7% 11/10/18	962	1,285
Philip Morris International, Inc. 4.875% 5/16/13	291	313
Reynolds American, Inc.:
6.75% 6/15/17	23	27
7.25% 6/15/37	409	457
		2,095
TOTAL CONSUMER STAPLES		4,388
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (g)	327	349
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	389
6.5% 4/1/20	24	28
Noble Holding International Ltd. 3.45% 8/1/15	20	21
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
4.95% 10/15/13	$ 14	$ 15
5.15% 3/15/13	18	19
		821
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	16	18
6.375% 9/15/17	673	774
Canadian Natural Resources Ltd.:
5.15% 2/1/13	36	38
5.7% 5/15/17	9	10
Duke Energy Field Services:
5.375% 10/15/15 (g)	10	11
6.45% 11/3/36 (g)	375	402
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
EnCana Holdings Finance Corp. 5.8% 5/1/14	23	26
Enterprise Products Operating LP 5.6% 10/15/14	16	18
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	31	32
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21 (g)	215	224
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	357	393
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	156	176
6.85% 1/15/40 (g)	510	608
Nakilat, Inc. 6.067% 12/31/33 (g)	279	283
Nexen, Inc.:
5.2% 3/10/15	7	8
5.875% 3/10/35	355	349
6.2% 7/30/19	19	22
6.4% 5/15/37	290	300
NGPL PipeCo LLC 6.514% 12/15/12 (g)	273	288
Pemex Project Funding Master Trust 0.9095% 12/3/12 (g)(n)	200	200
Petro-Canada:
6.05% 5/15/18	150	172
6.8% 5/15/38	395	461
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	362
5.75% 1/20/20	545	578
6.875% 1/20/40	240	260
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
7.875% 3/15/19	$ 399	$ 481
Petroleos Mexicanos 6% 3/5/20	21	23
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	202	213
4.25% 9/1/12	16	17
5% 2/1/21	117	122
6.125% 1/15/17	205	232
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	14	16
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)	250	259
5.5% 9/30/14 (g)	250	273
6.332% 9/30/27 (g)	380	408
6.75% 9/30/19 (g)	250	287
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	22	24
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Suncor Energy, Inc. 6.1% 6/1/18	395	456
Texas Eastern Transmission LP 6% 9/15/17 (g)	326	379
Western Gas Partners LP 5.375% 6/1/21	393	406
XTO Energy, Inc. 4.9% 2/1/14	9	10
		9,646
TOTAL ENERGY		10,467
FINANCIALS - 3.6%
Capital Markets - 0.6%
Bear Stearns Companies, Inc. 5.3% 10/30/15	17	19
BlackRock, Inc. 4.25% 5/24/21	165	165
Goldman Sachs Group, Inc.:
3.7% 8/1/15	350	355
5.625% 1/15/17	500	537
5.95% 1/18/18	32	35
6% 6/15/20	800	860
6.15% 4/1/18	36	39
6.75% 10/1/37	187	188
Janus Capital Group, Inc. 5.875% 9/15/11 (e)	19	19
JPMorgan Chase Capital XX 6.55% 9/29/36	235	241
JPMorgan Chase Capital XXV 6.8% 10/1/37	1,000	1,023
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17	$ 31	$ 35
7.125% 5/15/15	11	12
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	160	170
6.4% 8/28/17	61	68
6.875% 4/25/18	121	138
Morgan Stanley:
4.75% 4/1/14	335	353
6% 5/13/14	1,998	2,193
6.625% 4/1/18	600	675
		7,125
Commercial Banks - 0.7%
Bank of America NA 5.3% 3/15/17	800	846
Credit Suisse New York Branch 6% 2/15/18	632	696
Discover Bank 8.7% 11/18/19	445	555
Fifth Third Bancorp:
3.625% 1/25/16	206	211
8.25% 3/1/38	94	117
Fifth Third Bank 4.75% 2/1/15	250	266
Fifth Third Capital Trust IV 6.5% 4/15/67 (n)	150	149
HBOS PLC 6.75% 5/21/18 (g)	180	182
Huntington Bancshares, Inc. 7% 12/15/20	97	112
JPMorgan Chase Bank 6% 10/1/17	250	281
KeyBank NA:
5.45% 3/3/16	294	321
5.8% 7/1/14	322	355
KeyCorp. 5.1% 3/24/21	192	200
Marshall & Ilsley Bank:
5% 1/17/17	12	13
5.25% 9/4/12	112	117
Regions Bank:
6.45% 6/26/37	402	375
7.5% 5/15/18	282	305
Regions Financial Corp.:
0.4785% 6/26/12 (n)	11	11
5.75% 6/15/15	73	75
7.75% 11/10/14	229	251
SunTrust Banks, Inc. 3.6% 4/15/16	327	335
UnionBanCal Corp. 5.25% 12/16/13	5	5
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA 6.6% 1/15/38	$ 1,000	$ 1,154
Wachovia Corp. 5.625% 10/15/16	27	30
Wells Fargo & Co.:
3.625% 4/15/15	218	230
3.676% 6/15/16	160	166
		7,358
Consumer Finance - 0.4%
Capital One Financial Corp. 5.7% 9/15/11	193	196
Discover Financial Services:
6.45% 6/12/17	1,019	1,147
10.25% 7/15/19	19	25
General Electric Capital Corp.:
2.25% 11/9/15	633	624
2.95% 5/9/16	185	186
3.5% 6/29/15	192	201
5.625% 9/15/17	325	363
6% 8/7/19	1,000	1,120
6.375% 11/15/67 (n)	500	520
Household Finance Corp. 6.375% 10/15/11	15	15
		4,397
Diversified Financial Services - 0.6%
Bank of America Corp. 5.75% 12/1/17	1,000	1,085
BP Capital Markets PLC:
3.125% 10/1/15	370	379
3.625% 5/8/14	23	24
4.5% 10/1/20	21	22
4.742% 3/11/21	300	310
Capital One Capital V 10.25% 8/15/39	178	189
Citigroup, Inc.:
4.75% 5/19/15	1,151	1,235
5.5% 4/11/13	120	128
6.125% 5/15/18	890	993
6.5% 8/19/13	164	180
JPMorgan Chase & Co.:
3.4% 6/24/15	21	22
4.625% 5/10/21	600	602
4.95% 3/25/20	661	689
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	9	9
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.: - continued
5.5% 1/15/14 (g)	$ 6	$ 6
5.7% 4/15/17 (g)	13	14
TECO Finance, Inc.:
4% 3/15/16	96	101
5.15% 3/15/20	141	151
		6,139
Insurance - 0.5%
Allstate Corp. 6.2% 5/16/14	264	300
Aon Corp.:
3.125% 5/27/16	192	193
3.5% 9/30/15	151	156
5% 9/30/20	170	176
6.25% 9/30/40	110	118
Assurant, Inc. 5.625% 2/15/14	15	16
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(n)	12	13
Hartford Financial Services Group, Inc. 5.375% 3/15/17	6	6
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)	394	387
6.5% 3/15/35 (g)	327	329
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (g)	134	193
MetLife, Inc.:
2.375% 2/6/14	201	205
4.75% 2/8/21	137	141
5.875% 2/6/41	106	112
6.75% 6/1/16	290	343
Metropolitan Life Global Funding I 5.125% 6/10/14 (g)	255	279
Monumental Global Funding II 5.65% 7/14/11 (g)	13	13
Monumental Global Funding III 5.5% 4/22/13 (g)	18	19
New York Life Insurance Co. 6.75% 11/15/39 (g)	130	154
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	207	229
Pacific Life Global Funding 5.15% 4/15/13 (g)	28	30
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	203	277
Pacific LifeCorp 6% 2/10/20 (g)	230	252
Prudential Financial, Inc.:
3.625% 9/17/12	500	516
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
4.75% 9/17/15	$ 500	$ 543
5.15% 1/15/13	26	28
7.375% 6/15/19	120	144
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(n)	10	10
Symetra Financial Corp. 6.125% 4/1/16 (g)	38	40
The Chubb Corp. 5.75% 5/15/18	160	183
Unum Group:
5.625% 9/15/20	199	211
7.125% 9/30/16	19	22
		5,638
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc. 5.5% 1/15/12	10	10
BRE Properties, Inc. 5.5% 3/15/17	21	23
Developers Diversified Realty Corp.:
4.75% 4/15/18	171	171
5.375% 10/15/12	133	138
7.5% 4/1/17	203	236
Duke Realty LP 4.625% 5/15/13	5	5
Equity One, Inc. 6.25% 12/15/14	947	1,039
Federal Realty Investment Trust:
5.9% 4/1/20	95	106
6% 7/15/12	23	24
UDR, Inc. 5.5% 4/1/14	498	533
Washington (REIT):
5.25% 1/15/14	10	11
5.95% 6/15/11	29	29
		2,325
Real Estate Management & Development - 0.5%
Arden Realty LP 5.2% 9/1/11	11	11
BioMed Realty LP:
3.85% 4/15/16	390	395
6.125% 4/15/20	126	136
Brandywine Operating Partnership LP:
5.7% 5/1/17	1,000	1,086
5.75% 4/1/12	39	40
Digital Realty Trust LP:
4.5% 7/15/15	172	180
5.25% 3/15/21	201	204
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP:
5.4% 8/15/14	$ 221	$ 240
5.625% 8/15/11	24	24
5.95% 2/15/17	57	63
6.25% 5/15/13	285	309
6.5% 1/15/18	285	324
6.75% 3/15/20	12	14
8.25% 8/15/19	127	156
ERP Operating LP:
4.75% 7/15/20	265	275
5.375% 8/1/16	117	129
5.5% 10/1/12	139	147
5.75% 6/15/17	466	525
Liberty Property LP:
4.75% 10/1/20	394	402
5.125% 3/2/15	7	8
5.5% 12/15/16	12	13
6.625% 10/1/17	281	327
Mack-Cali Realty LP 7.75% 8/15/19	23	28
Simon Property Group LP 4.2% 2/1/15	138	149
Tanger Properties LP:
6.125% 6/1/20	355	398
6.15% 11/15/15	33	37
		5,620
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
5.875% 1/5/21	380	405
6.5% 8/1/16	300	339
First Niagara Financial Group, Inc. 6.75% 3/19/20	293	328
		1,072
TOTAL FINANCIALS		39,674
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15	20	20
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
3.125% 5/15/16	357	361
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.: - continued
5.25% 6/15/12	$ 267	$ 278
6.25% 6/15/14	98	111
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	38
4.125% 9/15/20	259	257
		1,045
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	23	25
TOTAL HEALTH CARE		1,090
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	18	19
6.375% 6/1/19 (g)	309	355
		374
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	21	22
6.9% 7/2/19	6	6
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	13	13
8.36% 1/20/19	10	11
		52
TOTAL INDUSTRIALS		426
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	28	31
6% 10/1/12	788	839
		870
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	$ 12	$ 13
5.5% 5/15/12	13	14
		27
TOTAL INFORMATION TECHNOLOGY		897
MATERIALS - 0.2%
Chemicals - 0.1%
Dow Chemical Co.:
4.85% 8/15/12	425	444
7.6% 5/15/14	501	584
		1,028
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	17
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (g)	211	255
ArcelorMittal SA 3.75% 3/1/16	103	105
United States Steel Corp. 6.65% 6/1/37	261	237
Vale Overseas Ltd. 6.25% 1/23/17	503	575
		1,172
TOTAL MATERIALS		2,217
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
2.5% 8/15/15	922	933
6.3% 1/15/38	398	426
CenturyLink, Inc.:
6.15% 9/15/19	164	174
7.6% 9/15/39	280	286
Sprint Capital Corp. 6.875% 11/15/28	370	359
Telecom Italia Capital SA:
4.95% 9/30/14	783	829
5.25% 10/1/15	20	21
7.175% 6/18/19	17	19
Telefonica Emisiones SAU:
5.134% 4/27/20	380	388
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU: - continued
5.462% 2/16/21	$ 242	$ 251
Verizon Communications, Inc.:
6.25% 4/1/37	187	203
6.9% 4/15/38	260	304
Verizon New York, Inc. 6.875% 4/1/12	21	22
		4,215
Wireless Telecommunication Services - 0.1%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	385	422
5.875% 10/1/19	440	492
6.35% 3/15/40	131	141
Sprint Nextel Corp. 6% 12/1/16	105	107
Vodafone Group PLC 5% 12/16/13	18	20
		1,182
TOTAL TELECOMMUNICATION SERVICES		5,397
UTILITIES - 0.7%
Electric Utilities - 0.4%
Alabama Power Co. 3.375% 10/1/20	202	197
Ameren Illinois Co. 6.125% 11/15/17	165	190
AmerenUE 6.4% 6/15/17	24	28
Cleveland Electric Illuminating Co. 5.65% 12/15/13	33	36
Commonwealth Edison Co. 1.625% 1/15/14	464	468
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	217	220
6.4% 9/15/20 (g)	555	583
Edison International 3.75% 9/15/17	226	228
EDP Finance BV:
4.9% 10/1/19 (g)	100	90
6% 2/2/18 (g)	247	240
FirstEnergy Corp. 7.375% 11/15/31	367	427
FirstEnergy Solutions Corp.:
4.8% 2/15/15	92	99
6.05% 8/15/21	281	309
LG&E and KU Energy LLC:
2.125% 11/15/15 (g)	255	248
3.75% 11/15/20 (g)	49	47
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Nevada Power Co.:
6.5% 5/15/18	$ 165	$ 194
6.5% 8/1/18	12	14
Pepco Holdings, Inc. 2.7% 10/1/15	240	242
Progress Energy, Inc.:
4.4% 1/15/21	419	431
6% 12/1/39	260	283
Sierra Pacific Power Co. 5.45% 9/1/13	12	13
		4,587
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	16	18
Exelon Generation Co. LLC 4% 10/1/20	628	604
PPL Energy Supply LLC 6.5% 5/1/18	310	353
		975
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	136	148
Dominion Resources, Inc.:
6.3% 9/30/66 (n)	26	26
7.5% 6/30/66 (n)	26	28
DTE Energy Co. 7.05% 6/1/11	8	8
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	19	20
6.5% 9/15/37	181	209
National Grid PLC 6.3% 8/1/16	183	211
NiSource Finance Corp.:
5.4% 7/15/14	11	12
5.45% 9/15/20	148	159
6.25% 12/15/40	81	86
6.4% 3/15/18	11	13
6.8% 1/15/19	677	791
Wisconsin Energy Corp. 6.25% 5/15/67 (n)	21	21
		1,732
TOTAL UTILITIES		7,294
TOTAL NONCONVERTIBLE BONDS (Cost $73,111)		79,684
U.S. Government and Government Agency Obligations - 12.0%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.0%
Fannie Mae:
0.375% 12/28/12	$ 540	$ 540
0.75% 2/26/13	249	250
1.125% 6/27/14	130	131
1.25% 8/20/13	1,954	1,981
1.25% 2/27/14	163	165
1.75% 2/22/13	2,658	2,716
5% 2/16/12	270	279
Federal Home Loan Bank 1.625% 3/20/13	440	449
Freddie Mac:
0.75% 3/28/13	833	837
1.125% 7/27/12	60	61
1.375% 2/25/14	2,043	2,071
1.75% 6/15/12	488	495
2.125% 3/23/12	21	21
5.25% 7/18/11	406	409
Tennessee Valley Authority 5.375% 4/1/56	405	450
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		10,855
U.S. Treasury Inflation Protected Obligations - 1.2%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/41	255	275
2.125% 2/15/40	2,532	2,732
2.5% 1/15/29	1,041	1,207
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21	3,605	3,732
1.375% 1/15/20	5,439	5,821
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		13,767
U.S. Treasury Obligations - 9.8%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.14% 6/2/11 to 6/23/11 (k)	540	540
U.S. Treasury Bonds 4.75% 2/15/41	13,095	14,298
U.S. Treasury Notes:
1% 5/15/14	2,380	2,396
1.25% 8/31/15	289	288
1.75% 5/31/16	14,796	14,840
1.875% 9/30/17	79	78
2.375% 8/31/14	20,000	20,945
2.375% 9/30/14	5,000	5,237
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 2/28/15	$ 10,643	$ 11,135
2.5% 4/30/15	4,000	4,201
2.625% 7/31/14	13,330	14,067
3.125% 5/15/19	5,000	5,188
3.125% 5/15/21	256	258
3.625% 2/15/21	12,425	13,066
TOTAL U.S. TREASURY OBLIGATIONS		106,537
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $126,261)		131,159
U.S. Government Agency - Mortgage Securities - 3.8%

Fannie Mae - 2.8%
2.589% 6/1/36 (n)	11	11
3.5% 10/1/40 to 12/1/40	1,492	1,444
3.533% 7/1/37 (n)	33	35
4% 5/1/26 to 10/1/40	1,811	1,844
4% 6/1/41 (i)	1,000	1,007
4.5% 6/1/26 (i)	100	106
4.5% 1/1/40 to 5/1/41 (j)	11,230	11,680
5% 6/1/24 to 8/1/40 (j)	4,739	5,071
5% 6/1/41 (i)	500	532
5% 6/1/41 (i)(j)	1,000	1,064
5.5% 11/1/33 to 9/1/36	721	785
5.5% 6/1/41 (i)	300	325
6% 11/1/35 to 4/1/39	4,279	4,717
6% 6/1/41 (i)(j)	2,000	2,200
TOTAL FANNIE MAE		30,821
Freddie Mac - 0.7%
3.281% 10/1/35 (n)	29	31
4.5% 6/1/41 (i)	2,000	2,075
5% 7/1/40 to 11/1/40	2,354	2,506
5.5% 10/1/38 to 11/1/38	2,877	3,116
TOTAL FREDDIE MAC		7,728
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - 0.3%
4.5% 6/1/41 (i)	$ 1,000	$ 1,057
4.5% 6/1/41 (i)	1,000	1,057
5% 6/1/41 (i)	1,000	1,083
TOTAL GINNIE MAE		3,197
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $41,290)		41,746
Asset-Backed Securities - 1.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.664% 4/25/35 (n)	71	50
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.944% 3/25/34 (n)	1	1
Series 2005-HE2 Class M2, 0.644% 4/25/35 (n)	7	7
Series 2006-OP1 Class M4, 0.564% 4/25/36 (n)	7	0*
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (g)	160	162
Class A4, 3% 10/15/15 (g)	160	165
Series 2010-5 Class A4, 1.75% 3/15/16	140	140
Series 2011-1 Class A4, 2.23% 3/15/16	630	641
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (g)	320	330
Series 2011-1 Class A2, 2.15% 1/15/16	310	315
Series 2011-3 Class A2, 1.87% 5/15/16	280	281
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	260	261
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	44	45
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.894% 12/25/33 (n)	4	3
Series 2004-R2 Class M3, 0.744% 4/25/34 (n)	6	2
Series 2005-R2 Class M1, 0.644% 4/25/35 (n)	93	81
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9926% 3/25/34 (n)	2	2
Series 2004-W11 Class M2, 0.894% 11/25/34 (n)	25	22
Series 2004-W7 Class M1, 0.744% 5/25/34 (n)	27	20
Series 2006-W4 Class A2C, 0.354% 5/25/36 (n)	62	19
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.019% 4/25/34 (n)	$ 121	$ 97
Axon Financial Funding Ltd. 0.873% 4/4/17 (d)(g)(n)	229	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (g)	300	309
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	470	471
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.318% 12/25/24 (n)	73	66
C-BASS Trust Series 2006-CB7 Class A2, 0.254% 10/25/36 (n)	2	2
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	75	76
Capital One Multi-Asset Execution Trust Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,001
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6458% 7/20/39 (g)(n)	20	16
Class B, 0.9458% 7/20/39 (g)(n)	12	5
Class C, 1.2958% 7/20/39 (g)(n)	15	1
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	37	37
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	290	292
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.494% 7/25/36 (n)	52	2
Series 2007-RFC1 Class A3, 0.334% 12/25/36 (n)	82	29
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	590	591
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	1,000	1,024
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.464% 5/25/37 (n)	35	2
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	15	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.164% 4/25/34 (n)	7	3
Series 2004-4 Class M2, 0.989% 6/25/34 (n)	27	15
Series 2005-3 Class MV1, 0.614% 8/25/35 (n)	32	31
Series 2005-AB1 Class A2, 0.404% 8/25/35 (n)	3	3
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (g)	13	13
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7199% 5/28/35 (n)	2	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.369% 8/25/34 (n)	$ 13	$ 8
Series 2006-3 Class 2A3, 0.354% 11/25/36 (n)	204	82
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.019% 3/25/34 (n)	1	0*
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (g)	490	490
Ford Credit Auto Owner Trust:
Series 2006-C Class B, 5.3% 6/15/12	9	9
Series 2009-D:
Class A3, 2.17% 10/15/13	148	149
Class A4, 2.98% 8/15/14	200	207
Series 2010-B Class A3, 0.98% 10/15/14	330	331
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.748% 6/15/13 (n)	34	34
Series 2010-5 Class A1, 1.5% 9/15/15	340	342
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.684% 1/25/35 (n)	43	21
Class M4, 0.874% 1/25/35 (n)	16	5
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6368% 2/25/47 (g)(n)	106	63
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	70	56
GE Business Loan Trust:
Series 2003-1 Class A, 0.628% 4/15/31 (g)(n)	11	10
Series 2006-2A:
Class A, 0.378% 11/15/34 (g)(n)	47	39
Class B, 0.478% 11/15/34 (g)(n)	17	11
Class C, 0.578% 11/15/34 (g)(n)	29	14
Class D, 0.948% 11/15/34 (g)(n)	11	3
GSAMP Trust:
Series 2004-AR1 Class M1, 0.844% 6/25/34 (n)	99	67
Series 2007-HE1 Class M1, 0.444% 3/25/47 (n)	41	2
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.594% 9/25/46 (g)(n)	30	15
Class C, 0.744% 9/25/46 (g)(n)	69	14
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.484% 8/25/33 (n)	34	28
Series 2003-5 Class A2, 0.894% 12/25/33 (n)	1	1
Series 2005-5 Class 2A2, 0.444% 11/25/35 (n)	3	3
Series 2006-1 Class 2A3, 0.419% 4/25/36 (n)	39	38
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.4858% 3/20/36 (n)	31	27
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.384% 1/25/37 (n)	$ 56	$ 26
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	174	176
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.324% 11/25/36 (n)	56	48
Class MV1, 0.424% 11/25/36 (n)	46	30
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6385% 12/27/29 (n)	32	27
Series 2006-A Class 2C, 1.4585% 3/27/42 (n)	43	9
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	28	28
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.274% 6/25/34 (n)	4	3
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	1	1
Class C, 5.691% 10/20/28 (g)	0	0*
Class D, 6.01% 10/20/28 (g)	4	4
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.454% 10/25/36 (n)	20	1
Series 2007-HE1 Class M1, 0.494% 5/25/37 (n)	36	2
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.169% 7/25/34 (n)	4	3
Series 2006-FM1 Class A2B, 0.304% 4/25/37 (n)	72	62
Series 2006-OPT1 Class A1A, 0.454% 6/25/35 (n)	70	56
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.534% 8/25/34 (n)	3	2
Series 2005-NC1 Class M1, 0.634% 1/25/35 (n)	18	12
Series 2005-NC2 Class B1, 1.364% 3/25/35 (n)	19	3
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (p)	112	13
Series 2006-4:
Class A1, 0.224% 3/25/25 (n)	3	3
Class D, 1.294% 5/25/32 (n)	32	0*
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.704% 9/25/35 (n)	65	42
Series 2005-D Class M2, 0.664% 2/25/36 (n)	13	4
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15	187	187
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	200	201
Ocala Funding LLC:
Series 2005-1A Class A, 1.6958% 3/20/10 (d)(g)(n)	25	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ocala Funding LLC: - continued
Series 2006-1A Class A, 1.5958% 3/20/11 (d)(g)(n)	$ 53	$ 0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.284% 5/25/37 (n)	2	2
Series 2007-6 Class 2A1, 0.254% 7/25/37 (n)	4	4
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.444% 9/25/34 (n)	24	15
Class M4, 1.644% 9/25/34 (n)	31	10
Series 2005-WCH1:
Class M2, 0.714% 1/25/36 (n)	35	33
Class M3, 0.754% 1/25/36 (n)	22	15
Class M4, 1.024% 1/25/36 (n)	67	35
Series 2005-WHQ2 Class M7, 1.444% 5/25/35 (n)	79	1
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.424% 12/25/36 (n)	22	1
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.264% 2/25/37 (n)	2	2
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.994% 4/25/33 (n)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.989% 3/25/35 (n)	67	53
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.363% 3/20/19 (FGIC Insured) (g)(n)	25	24
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2595% 6/15/33 (n)	57	9
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.344% 9/25/34 (n)	3	1
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.054% 9/25/34 (n)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8568% 4/6/42 (g)(n)	59	2
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.99% 11/20/13	370	371
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	40	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.698% 8/15/15 (g)(n)	317	316
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (g)	$ 0	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0738% 10/25/44 (g)(n)	81	48
TOTAL ASSET-BACKED SECURITIES (Cost $10,038)		10,589
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6578% 4/10/49 (n)	4	3
Class C, 5.8361% 4/10/49 (n)	11	6
Class D, 5.8361% 4/10/49 (n)	6	3
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9037% 1/25/34 (n)	22	21
Series 2004-1 Class 2A2, 3.2308% 10/25/34 (n)	37	33
Series 2004-A Class 2A2, 2.8609% 2/25/34 (n)	33	29
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (n)	3	2
Class 2A2, 2.8678% 3/25/34 (n)	13	12
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.754% 1/25/35 (n)	95	76
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.938% 2/25/37 (n)	59	58
Series 2007-A2 Class 2A1, 3.0641% 7/25/37 (n)	13	13
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2942% 12/10/49 (n)	75	79
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.3824% 8/25/34 (n)	49	49
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)	84	33
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.698% 7/16/34 (g)(n)	10	10
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8944% 11/25/34 (n)	65	61
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (n)	55	53
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4355% 10/18/54 (g)(n)	43	43
Class C2, 0.7455% 10/18/54 (g)(n)	14	14
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Fosse Master Issuer PLC floater Series 2006-1A: - continued
Class M2, 0.5255% 10/18/54 (g)(n)	$ 25	$ 25
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.73% 11/20/56 (g)(n)	110	109
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.3958% 12/20/54 (g)(n)	271	176
Series 2006-2 Class C1, 0.6658% 12/20/54 (n)	242	157
Series 2006-3 Class C2, 0.6958% 12/20/54 (n)	50	33
Series 2006-4:
Class B1, 0.2858% 12/20/54 (n)	169	145
Class C1, 0.5758% 12/20/54 (n)	103	67
Class M1, 0.3658% 12/20/54 (n)	44	34
Series 2007-1:
Class 1C1, 0.7958% 12/20/54 (n)	84	55
Class 1M1, 0.4958% 12/20/54 (n)	54	41
Class 2C1, 1.1558% 12/20/54 (n)	38	25
Class 2M1, 0.6958% 12/20/54 (n)	70	54
Series 2007-2 Class 2C1, 0.6271% 12/17/54 (n)	97	63
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.724% 1/20/44 (n)	19	15
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7448% 4/25/35 (n)	19	17
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.417% 5/19/35 (n)	16	11
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (n)	2	2
Class A3, 5.447% 6/12/47 (n)	142	149
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8553% 8/25/36 (n)	90	73
Series 2004-A3 Class 4A1, 4.2606% 7/25/34 (n)	60	58
Series 2004-A5 Class 2A1, 2.6036% 12/25/34 (n)	70	67
Series 2006-A2 Class 5A1, 2.9729% 11/25/33 (n)	160	153
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	34	37
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.404% 5/25/47 (n)	43	30
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.364% 2/25/37 (n)	64	45
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.368% 6/15/22 (g)(n)	$ 9	$ 9
Class C, 0.388% 6/15/22 (g)(n)	58	54
Class D, 0.398% 6/15/22 (g)(n)	22	21
Class E, 0.408% 6/15/22 (g)(n)	35	33
Class F, 0.438% 6/15/22 (g)(n)	64	58
Class G, 0.508% 6/15/22 (g)(n)	13	12
Class H, 0.528% 6/15/22 (g)(n)	27	23
Class J, 0.568% 6/15/22 (g)(n)	31	27
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7498% 8/25/34 (n)	83	80
Series 2005-A2 Class A7, 2.6245% 2/25/35 (n)	51	48
Series 2006-A6 Class A4, 3.1889% 10/25/33 (n)	52	49
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (n)	321	337
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.484% 7/25/35 (n)	99	79
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.494% 3/25/37 (n)	111	7
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.8085% 10/25/35 (n)	170	146
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5539% 7/10/35 (g)(n)	35	29
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	7	7
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.644% 6/25/33 (g)(n)	10	9
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (n)	2	1
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3739% 4/25/33 (n)	24	23
Series 2003-20 Class 1A1, 5.5% 7/25/33	18	19
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4126% 9/25/36 (n)	148	105
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7161% 8/25/33 (n)	41	40
Series 2005-AR3 Class A2, 2.5752% 3/25/35 (n)	111	100
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.845% 12/25/34 (n)	35	35
Series 2004-H Class A1, 4.4817% 6/25/34 (n)	59	58
Series 2004-W Class A9, 2.7613% 11/25/34 (n)	114	111
Series 2005-AR10 Class 2A2, 2.8082% 6/25/35 (n)	86	83
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR12 Class 2A6, 2.7836% 7/25/35 (n)	$ 128	$ 122
Series 2005-AR3 Class 2A1, 2.8729% 3/25/35 (n)	74	67
TOTAL PRIVATE SPONSOR		4,031
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17	23	25
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,686)		4,056
Commercial Mortgage Securities - 2.6%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0825% 2/14/43 (n)	55	58
Class A3, 7.1325% 2/14/43 (n)	60	64
Class A6, 7.4525% 2/14/43 (n)	88	93
Class PS1, 1.4533% 2/14/43 (n)(p)	217	4
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9114% 5/10/45 (n)	88	94
Series 2006-5:
Class A2, 5.317% 9/10/47	269	275
Class A3, 5.39% 9/10/47	105	109
Series 2006-6 Class A3, 5.369% 10/10/45	150	159
Series 2007-4 Class A3, 5.9998% 2/10/51 (n)	75	80
Series 2006-6 Class E, 5.619% 10/10/45 (g)	43	9
Series 2007-3:
Class A3, 5.8018% 6/10/49 (n)	125	132
Class A4, 5.8018% 6/10/49 (n)	156	170
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	164	177
Series 2004-2:
Class A3, 4.05% 11/10/38	14	14
Class A4, 4.153% 11/10/38	95	99
Series 2005-1 Class A3, 4.877% 11/10/42	65	65
Series 2007-1 Class A2, 5.381% 1/15/49	172	174
Series 2001-3 Class H, 6.562% 4/11/37 (g)	42	42
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2001-PB1:
Class J, 7.166% 5/11/35 (g)	$ 19	$ 19
Class K, 6.15% 5/11/35 (g)	35	34
Series 2005-3 Series A3B, 5.09% 7/10/43 (n)	233	245
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.508% 3/15/22 (g)(n)	32	32
Class D, 0.558% 3/15/22 (g)(n)	33	33
Class E, 0.598% 3/15/22 (g)(n)	27	27
Class F, 0.668% 3/15/22 (g)(n)	28	27
Class G, 0.728% 3/15/22 (g)(n)	18	17
Series 2006-BIX1:
Class C, 0.378% 10/15/19 (g)(n)	48	47
Class D, 0.408% 10/15/19 (g)(n)	59	56
Class E, 0.438% 10/15/19 (g)(n)	55	52
Class F, 0.508% 10/15/19 (g)(n)	128	120
Class G, 0.528% 10/15/19 (g)(n)	49	43
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.044% 12/25/33 (g)(n)	3	2
Series 2004-1:
Class A, 0.554% 4/25/34 (g)(n)	44	39
Class B, 2.094% 4/25/34 (g)(n)	5	3
Class M1, 0.754% 4/25/34 (g)(n)	4	3
Class M2, 1.394% 4/25/34 (g)(n)	4	2
Series 2004-2:
Class A, 0.624% 8/25/34 (g)(n)	34	30
Class M1, 0.774% 8/25/34 (g)(n)	8	6
Series 2004-3:
Class A1, 0.564% 1/25/35 (g)(n)	77	68
Class A2, 0.614% 1/25/35 (g)(n)	11	10
Class M1, 0.694% 1/25/35 (g)(n)	13	9
Class M2, 1.194% 1/25/35 (g)(n)	9	6
Series 2005-2A:
Class A1, 0.504% 8/25/35 (g)(n)	67	55
Class M1, 0.624% 8/25/35 (g)(n)	4	3
Class M2, 0.674% 8/25/35 (g)(n)	7	4
Class M3, 0.694% 8/25/35 (g)(n)	4	2
Class M4, 0.804% 8/25/35 (g)(n)	3	2
Series 2005-3A:
Class A1, 0.514% 11/25/35 (g)(n)	30	25
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class A2, 0.594% 11/25/35 (g)(n)	$ 25	$ 21
Class M1, 0.634% 11/25/35 (g)(n)	4	2
Class M2, 0.684% 11/25/35 (g)(n)	4	3
Class M3, 0.704% 11/25/35 (g)(n)	4	2
Class M4, 0.794% 11/25/35 (g)(n)	5	3
Series 2005-4A:
Class A2, 0.584% 1/25/36 (g)(n)	70	59
Class B1, 1.594% 1/25/36 (g)(n)	6	2
Class M1, 0.644% 1/25/36 (g)(n)	23	15
Class M2, 0.664% 1/25/36 (g)(n)	7	4
Class M3, 0.694% 1/25/36 (g)(n)	10	6
Class M4, 0.804% 1/25/36 (g)(n)	5	3
Class M5, 0.844% 1/25/36 (g)(n)	5	3
Class M6, 0.894% 1/25/36 (g)(n)	6	2
Series 2006-1:
Class A2, 0.554% 4/25/36 (g)(n)	11	9
Class M1, 0.574% 4/25/36 (g)(n)	4	3
Class M2, 0.594% 4/25/36 (g)(n)	4	3
Class M3, 0.614% 4/25/36 (g)(n)	3	2
Class M4, 0.714% 4/25/36 (g)(n)	2	1
Class M5, 0.754% 4/25/36 (g)(n)	2	1
Class M6, 0.834% 4/25/36 (g)(n)	4	2
Series 2006-2A:
Class A1, 0.424% 7/25/36 (g)(n)	181	144
Class A2, 0.474% 7/25/36 (g)(n)	10	7
Class B1, 1.064% 7/25/36 (g)(n)	4	1
Class B3, 2.894% 7/25/36 (g)(n)	5	2
Class M1, 0.504% 7/25/36 (g)(n)	10	7
Class M2, 0.524% 7/25/36 (g)(n)	7	4
Class M3, 0.544% 7/25/36 (g)(n)	6	4
Class M4, 0.614% 7/25/36 (g)(n)	4	2
Class M5, 0.664% 7/25/36 (g)(n)	5	3
Class M6, 0.734% 7/25/36 (g)(n)	7	3
Series 2006-3A:
Class B1, 0.994% 10/25/36 (g)(n)	7	1
Class B2, 1.544% 10/25/36 (g)(n)	5	0*
Class B3, 2.794% 10/25/36 (g)(n)	8	0*
Class M4, 0.624% 10/25/36 (g)(n)	7	2
Class M5, 0.674% 10/25/36 (g)(n)	9	3
Class M6, 0.754% 10/25/36 (g)(n)	17	4
Series 2006-4A:
Class A1, 0.424% 12/25/36 (g)(n)	31	25
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class A2, 0.464% 12/25/36 (g)(n)	$ 156	$ 115
Class B1, 0.894% 12/25/36 (g)(n)	5	1
Class B2, 1.444% 12/25/36 (g)(n)	5	1
Class B3, 2.644% 12/25/36 (g)(n)	8	1
Class M1, 0.484% 12/25/36 (g)(n)	10	4
Class M2, 0.504% 12/25/36 (g)(n)	6	3
Class M3, 0.534% 12/25/36 (g)(n)	6	2
Class M4, 0.594% 12/25/36 (g)(n)	8	2
Class M5, 0.634% 12/25/36 (g)(n)	7	2
Class M6, 0.714% 12/25/36 (g)(n)	6	1
Series 2007-1:
Class A2, 0.464% 3/25/37 (g)(n)	34	23
Class B1, 0.864% 3/25/37 (g)(n)	11	2
Class B2, 1.344% 3/25/37 (g)(n)	8	1
Class B3, 3.544% 3/25/37 (g)(n)	17	1
Class M1, 0.464% 3/25/37 (g)(n)	10	4
Class M2, 0.484% 3/25/37 (g)(n)	7	2
Class M3, 0.514% 3/25/37 (g)(n)	6	2
Class M4, 0.564% 3/25/37 (g)(n)	6	1
Class M5, 0.614% 3/25/37 (g)(n)	8	2
Class M6, 0.694% 3/25/37 (g)(n)	11	2
Series 2007-2A:
Class A1, 0.464% 7/25/37 (g)(n)	32	23
Class A2, 0.514% 7/25/37 (g)(n)	29	19
Class B1, 1.794% 7/25/37 (g)(n)	9	1
Class B2, 2.444% 7/25/37 (g)(n)	8	1
Class B3, 3.544% 7/25/37 (g)(n)	9	0*
Class M1, 0.564% 7/25/37 (g)(n)	11	4
Class M2, 0.604% 7/25/37 (g)(n)	5	1
Class M3, 0.684% 7/25/37 (g)(n)	5	1
Class M4, 0.844% 7/25/37 (g)(n)	11	2
Class M5, 0.944% 7/25/37 (g)(n)	10	2
Class M6, 1.194% 7/25/37 (g)(n)	12	2
Series 2007-3:
Class A2, 0.484% 7/25/37 (g)(n)	39	26
Class B1, 1.144% 7/25/37 (g)(n)	8	1
Class B2, 1.794% 7/25/37 (g)(n)	19	2
Class B3, 4.194% 7/25/37 (g)(n)	10	1
Class M1, 0.504% 7/25/37 (g)(n)	7	3
Class M2, 0.534% 7/25/37 (g)(n)	7	2
Class M3, 0.564% 7/25/37 (g)(n)	12	3
Class M4, 0.694% 7/25/37 (g)(n)	18	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M5, 0.794% 7/25/37 (g)(n)	$ 10	$ 2
Class M6, 0.994% 7/25/37 (g)(n)	7	1
Series 2007-4A:
Class B1, 2.744% 9/25/37 (g)(n)	12	0*
Class B2, 3.644% 9/25/37 (g)(n)	43	1
Class M1, 1.144% 9/25/37 (g)(n)	12	2
Class M2, 1.244% 9/25/37 (g)(n)	12	2
Class M4, 1.794% 9/25/37 (g)(n)	29	2
Class M5, 1.944% 9/25/37 (g)(n)	29	2
Class M6, 2.144% 9/25/37 (g)(n)	29	2
Series 2004-1 Class IO, 1.25% 4/25/34 (g)(p)	159	6
Series 2007-5A Class IO, 3.047% 10/25/37 (g)(n)(p)	387	42
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.638% 3/15/19 (g)(n)	36	33
Class H, 0.848% 3/15/19 (g)(n)	25	21
Class J, 1.048% 3/15/19 (g)(n)	18	16
Series 2007-BBA8:
Class D, 0.448% 3/15/22 (g)(n)	25	23
Class E, 0.498% 3/15/22 (g)(n)	128	116
Class F, 0.548% 3/15/22 (g)(n)	78	69
Class G, 0.598% 3/15/22 (g)(n)	20	17
Class H, 0.748% 3/15/22 (g)(n)	25	21
Class J, 0.898% 3/15/22 (g)(n)	25	19
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	17	17
Series 2004-PWR3 Class A3, 4.487% 2/11/41	30	30
Series 2007-PW16 Class A4, 5.9055% 6/11/40 (n)	44	49
Series 2007-PW17 Class A1, 5.282% 6/11/50	14	14
Series 2007-T26 Class A1, 5.145% 1/12/45	11	12
Series 2003-PWR2 Class X2, 0.6817% 5/11/39 (g)(n)(p)	529	1
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	276
Series 2006-PW14 Class X2, 0.8477% 12/11/38 (g)(n)(p)	855	14
Series 2006-T22 Class A4, 5.7046% 4/12/38 (n)	9	10
Series 2007-PW16:
Class B, 5.716% 6/11/40 (g)(n)	12	8
Class C, 5.716% 6/11/40 (g)(n)	10	5
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW16:
Class D, 5.716% 6/11/40 (g)(n)	$ 10	$ 5
Series 2007-PW18 Class X2, 0.4827% 6/11/50 (g)(n)(p)	6,540	74
Series 2007-T28:
Class A1, 5.422% 9/11/42	7	7
Class X2, 0.3378% 9/11/42 (g)(n)(p)	3,222	23
C-BASS Trust floater Series 2006-SC1 Class A, 0.464% 5/25/36 (g)(n)	37	29
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	88	94
Class XCL, 2.4992% 5/15/35 (g)(n)(p)	589	12
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5071% 8/15/21 (g)(n)	27	27
Class G, 0.5271% 8/15/21 (g)(n)	20	20
Class H, 0.5671% 8/15/21 (g)(n)	16	16
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	430	471
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (g)	113	105
Series 2007-C6:
Class A1, 5.622% 12/10/49 (n)	516	515
Class A4, 5.8862% 12/10/49 (n)	249	276
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	47	47
Class A4, 5.322% 12/11/49	430	459
Series 2007-CD4:
Class A3, 5.293% 12/11/49	73	76
Class C, 5.476% 12/11/49	141	49
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0102% 5/15/46 (n)	75	80
Series 2006-C1 Class B, 5.359% 8/15/48	225	108
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.428% 4/15/17 (g)(n)	198	188
Class C, 0.468% 4/15/17 (g)(n)	60	56
Class D, 0.508% 4/15/17 (g)(n)	43	40
Class E, 0.568% 4/15/17 (g)(n)	14	12
Class F, 0.608% 4/15/17 (g)(n)	8	7
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class G, 0.748% 4/15/17 (g)(n)	$ 8	$ 7
Class H, 0.818% 4/15/17 (g)(n)	8	6
Class J, 1.048% 4/15/17 (g)(n)	6	4
Series 2005-FL11:
Class C, 0.498% 11/15/17 (g)(n)	57	55
Class D, 0.538% 11/15/17 (g)(n)	3	3
Class E, 0.588% 11/15/17 (g)(n)	11	10
Class F, 0.648% 11/15/17 (g)(n)	8	8
Class G, 0.698% 11/15/17 (g)(n)	6	5
Series 2006-FL12 Class AJ, 0.328% 12/15/20 (g)(n)	107	100
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (n)	1	1
Series 2006-C8 Class A3, 5.31% 12/10/46	214	223
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)	127	127
Class AJFX, 5.478% 2/5/19 (g)	200	202
Series 2007-C9 Class A4, 6.0084% 12/10/49 (n)	166	185
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	93	101
Series 2007-C2:
Class A2, 5.448% 1/15/49 (n)	432	437
Class A3, 5.542% 1/15/49 (n)	150	160
Series 2007-C3 Class A4, 5.9052% 6/15/39 (n)	425	462
Series 2006-C4 Class AAB, 5.439% 9/15/39	427	444
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)	68	73
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.548% 4/15/22 (g)(n)	268	214
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	75	76
Series 2004-C1:
Class A3, 4.321% 1/15/37	10	10
Class A4, 4.75% 1/15/37	35	37
Series 2001-CK6 Class AX, 1.1234% 8/15/36 (n)(p)	152	0*
Series 2001-CKN5 Class AX, 2.1724% 9/15/34 (g)(n)(p)	322	1
Series 2006-C1 Class A3, 5.711% 2/15/39 (n)	396	418
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.348% 2/15/22 (g)(n)	$ 28	$ 25
Class C:
0.368% 2/15/22 (g)(n)	84	76
0.468% 2/15/22 (g)(n)	30	26
Class F, 0.518% 2/15/22 (g)(n)	60	51
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40	1,290	1,295
Series 2007-C1:
Class ASP, 0.61% 2/15/40 (n)(p)	1,172	12
Class B, 5.487% 2/15/40 (g)(n)	115	23
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	26	26
Class G, 6.936% 3/15/33 (g)	49	49
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	443	476
Series 2001-1 Class X1, 1.2156% 5/15/33 (g)(n)(p)	139	1
Series 2007-C1 Class XP, 0.3797% 12/10/49 (n)(p)	764	4
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7311% 5/10/43 (n)(p)	285	2
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3995% 11/5/21 (g)(n)	28	26
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	150	157
Series 2007-GG9 Class A4, 5.444% 3/10/39	218	236
Series 2005-GG3 Class XP, 0.6789% 8/10/42 (g)(n)(p)	1,255	6
Series 2006-GG7:
Class A3, 5.881% 7/10/38 (n)	198	210
Class A4, 6.0778% 7/10/38 (n)	350	390
Series 2007-GG11 Class A1, 0.4589% 12/10/49 (g)(n)(p)	1,672	14
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.449% 6/6/20 (g)(n)	3	3
Class D, 0.489% 6/6/20 (g)(n)	18	17
Class E, 0.579% 6/6/20 (g)(n)	21	19
Class F, 0.649% 6/6/20 (g)(n)	38	34
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (g)(n)	$ 44	$ 43
Class D, 2.3636% 3/6/20 (g)(n)	117	115
Class F, 2.8433% 3/6/20 (g)(n)	4	4
Class G, 3.0177% 3/6/20 (g)(n)	2	2
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	23	23
Series 2005-GG4 Class XP, 0.7099% 7/10/39 (g)(n)(p)	1,366	9
Series 2006-GG6 Class A2, 5.506% 4/10/38	271	271
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	68	68
Series 2007-GG10:
Class A2, 5.778% 8/10/45	35	36
Class A4, 6.0017% 8/10/45 (n)	256	275
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2006-CB14 Class A3B, 5.6643% 12/12/44 (n)	223	233
Series 2005-CB13 Class E, 5.5268% 1/12/43 (g)(n)	38	4
Series 2005-LDP3 Class A3, 4.959% 8/15/42	464	480
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (g)	24	25
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.368% 11/15/18 (g)(n)	49	46
Class C, 0.408% 11/15/18 (g)(n)	35	32
Class D, 0.428% 11/15/18 (g)(n)	10	9
Class E, 0.478% 11/15/18 (g)(n)	15	13
Class F, 0.528% 11/15/18 (g)(n)	22	19
Class G, 0.558% 11/15/18 (g)(n)	19	16
Class H, 0.698% 11/15/18 (g)(n)	15	12
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	48	52
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (n)	35	36
Class A3, 5.336% 5/15/47	31	33
Series 2007-CB19 Class A4, 5.9318% 2/12/49 (n)	263	290
Series 2007-LD11 Class A2, 5.9901% 6/15/49 (n)	211	217
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	174	177
Class A3, 5.42% 1/15/49	321	348
Series 2006-CB17 Class A3, 5.45% 12/12/43	21	22
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.9318% 2/12/49 (n)	$ 6	$ 4
Class C, 5.9318% 2/12/49 (n)	17	11
Class D, 5.9318% 2/12/49 (n)	18	9
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (n)	14	8
Class CS, 5.466% 1/15/49 (n)	6	3
Class ES, 5.7307% 1/15/49 (g)(n)	39	8
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1412% 7/15/44 (n)	58	64
Series 1998-C1 Class D, 6.98% 2/18/30	20	20
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	18	18
Series 2006-C6 Class A2, 5.262% 9/15/39 (n)	65	65
Series 2006-C7:
Class A1, 5.279% 11/15/38	11	11
Class A2, 5.3% 11/15/38	83	84
Class A3, 5.347% 11/15/38	56	61
Series 2007-C1:
Class A1, 5.391% 2/15/40 (n)	3	3
Class A4, 5.424% 2/15/40	210	229
Series 2007-C2 Class A3, 5.43% 2/15/40	146	158
Series 2001-C3 Class B, 6.512% 6/15/36	145	146
Series 2001-C7 Class D, 6.514% 11/15/33	83	84
Series 2005-C3 Class XCP, 0.9427% 7/15/40 (n)(p)	232	1
Series 2006-C6 Class XCP, 0.8631% 9/15/39 (n)(p)	346	5
Series 2007-C1 Class XCP, 0.6707% 2/15/40 (n)(p)	129	1
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)	94	102
Series 2007-C7:
Class A3, 5.866% 9/15/45	75	83
Class XCP, 0.4375% 9/15/45 (n)(p)	5,628	52
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.428% 9/15/21 (g)(n)	24	22
Class E, 0.488% 9/15/21 (g)(n)	86	77
Class F, 0.538% 9/15/21 (g)(n)	52	44
Class G, 0.558% 9/15/21 (g)(n)	102	84
Class H, 0.598% 9/15/21 (g)(n)	26	21
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	$ 133	$ 135
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3967% 11/12/37 (n)	59	60
Series 2005-LC1 Class F, 5.5633% 1/12/44 (g)(n)	65	35
Series 2006-C1 Class A2, 5.8093% 5/12/39 (n)	74	76
Series 2007-C1 Class A4, 6.02% 6/12/50 (n)	284	314
Series 2008-C1 Class A4, 5.69% 2/12/51	160	176
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3465% 12/12/49 (n)	34	33
sequential payer:
Series 2006-1 CLass A3, 5.4822% 2/12/39 (n)	80	82
Series 2006-4 Class ASB, 5.133% 12/12/49 (n)	64	68
Series 2007-5:
Class A3, 5.364% 8/12/48	499	514
Class A4, 5.378% 8/12/48	3	3
Class B, 5.479% 8/12/48	225	104
Series 2007-6:
Class A1, 5.175% 3/12/51	2	2
Class A4, 5.485% 3/12/51 (n)	550	593
Series 2007-7 Class A4, 5.81% 6/12/50 (n)	263	285
Series 2007-8 Class A1, 4.622% 8/12/49	6	6
Series 2006-4 Class XP, 0.829% 12/12/49 (n)(p)	1,104	19
Series 2007-6 Class B, 5.635% 3/12/51 (n)	75	38
Series 2007-7 Class B, 5.9352% 6/12/50 (n)	7	2
Series 2007-8 Class A3, 6.1636% 8/12/49 (n)	65	72
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (g)(n)	16	8
Series 2007-XCLA Class A1, 0.398% 7/17/17 (g)(n)	77	71
Series 2007-XLFA:
Class C, 0.358% 10/15/20 (g)(n)	43	40
Class D, 0.388% 10/15/20 (g)(n)	30	27
Class E, 0.448% 10/15/20 (g)(n)	38	34
Class F, 0.498% 10/15/20 (g)(n)	23	20
Class G, 0.538% 10/15/20 (g)(n)	28	22
Class H, 0.628% 10/15/20 (g)(n)	18	13
Class J, 0.778% 10/15/20 (g)(n)	20	11
Class MHRO, 0.888% 10/15/20 (g)(n)	18	16
Class MJPM, 1.198% 10/15/20 (g)(n)	1	1
Class NHRO, 1.088% 10/15/20 (g)(n)	27	22
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ5 Class X2, 1.0242% 4/15/38 (g)(n)(p)	$ 202	$ 0*
Series 2005-IQ9 Class A3, 4.54% 7/15/56	111	114
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	2	2
Class A31, 5.439% 2/12/44 (n)	38	39
Series 2007-IQ13 Class A1, 5.05% 3/15/44	6	6
Series 2003-IQ6 Class X2, 0.7293% 12/15/41 (g)(n)(p)	444	1
Series 2005-IQ9 Class X2, 1.2137% 7/15/56 (g)(n)(p)	794	5
Series 2006-HQ8 Class A3, 5.6465% 3/12/44 (n)	47	48
Series 2006-IQ11:
Class A3, 5.8616% 10/15/42 (n)	101	105
Class A4, 5.8976% 10/15/42 (n)	23	26
Series 2006-T23 Class A3, 5.9755% 8/12/41 (n)	38	41
Series 2007-HQ12 Class A2, 5.7773% 4/12/49 (n)	500	513
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (n)	113	122
Class B, 5.9112% 4/15/49 (n)	18	10
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)	512	571
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	6	6
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.398% 1/15/18 (g)(n)	58	55
Series 2006-WL7A:
Class E, 0.4771% 9/15/21 (g)(n)	78	66
Class F, 0.5371% 8/11/18 (g)(n)	85	69
Class G, 0.5571% 8/11/18 (g)(n)	80	55
Class J, 0.7971% 8/11/18 (g)(n)	18	10
Series 2007-WHL8:
Class AP1, 0.898% 6/15/20 (g)(n)	5	4
Class AP2, 0.998% 6/15/20 (g)(n)	9	6
Class F, 0.678% 6/15/20 (g)(n)	168	138
Class LXR1, 0.898% 6/15/20 (g)(n)	9	7
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	84	84
Series 2003-C8 Class A3, 4.445% 11/15/35	327	331
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C27 Class A2, 5.624% 7/15/45	$ 56	$ 57
Series 2006-C29 Class A3, 5.313% 11/15/48	199	214
Series 2007-C30:
Class A3, 5.246% 12/15/43	64	66
Class A4, 5.305% 12/15/43	377	389
Class A5, 5.342% 12/15/43	80	85
Series 2007-C31 Class A4, 5.509% 4/15/47	170	181
Series 2007-C32:
Class A2, 5.9267% 6/15/49 (n)	214	223
Class A3, 5.9317% 6/15/49 (n)	127	137
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(n)	36	36
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (g)(n)	58	58
Class 180B, 5.5782% 10/15/41 (g)(n)	26	26
Series 2005-C19 Class B, 4.892% 5/15/44	75	71
Series 2005-C22:
Class B, 5.5358% 12/15/44 (n)	166	152
Class F, 5.5358% 12/15/44 (g)(n)	125	74
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)	350	384
Series 2007-C30:
Class C, 5.483% 12/15/43 (n)	225	121
Class D, 5.513% 12/15/43 (n)	120	51
Class XP, 0.6357% 12/15/43 (g)(n)(p)	801	9
Series 2007-C31 Class C, 5.8836% 4/15/47 (n)	21	11
Series 2007-C31A Class A2, 5.421% 4/15/47	1,919	2,002
Series 2007-C32:
Class D, 5.9317% 6/15/49 (n)	56	27
Class E, 5.9317% 6/15/49 (n)	89	32
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0966% 2/15/51 (n)	50	54
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,157)		27,827
Municipal Securities - 0.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (n)	100	99
California Gen. Oblig.:
7.5% 4/1/34	240	280
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.: - continued
7.55% 4/1/39	$ 140	$ 165
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	260	269
5.665% 3/1/18	190	200
5.877% 3/1/19	345	362
TOTAL MUNICIPAL SECURITIES (Cost $1,276)		1,375
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 6.05% 1/11/40 (Cost $278)	274	291
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (h)(n) (Cost $7)	8	8
Fixed-Income Funds - 11.1%
	Shares
Fidelity High Income Central Fund 2 (o)	238,103	26,860
Fidelity Mortgage Backed Securities Central Fund (o)	882,700	94,078
TOTAL FIXED-INCOME FUNDS (Cost $114,329)		120,938
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.14% (b)	33,093,737	33,094
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	1,814,914	1,815
TOTAL MONEY MARKET FUNDS (Cost $34,909)		34,909
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $973,569)		1,105,132
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(15,099)
NET ASSETS - 100%		$ 1,090,033
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
58 CME E-mini S&P 500 Index Contracts	June 2011	$ 3,897	$ 29
The face value of futures purchased as a percentage of net assets is 0.4%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $69,000) (m)

	Sept. 2037	$ 189	$ (176)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $47,000) (m)	Sept. 2037	126	(118)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (l)	Feb. 2034	1	(1)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (l)	Dec. 2034	79	(77)
TOTAL CREDIT DEFAULT SWAPS		$ 395	$ (372)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	7,613	113
		$ 8,008	$ (259)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,211,000 or 1.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) A portion of the security is subject to a forward commitment to sell.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $540,000.

(l) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(m) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(n) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $873,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AVEO Pharmaceuticals, Inc.	10/28/10	$ 53
Legend Pictures LLC	9/23/10	$ 311
Swisher Hygiene, Inc.	4/15/11	$ 606
Washington Mutual, Inc.	10/6/08	$ 17

* Amount represents less than $1,000.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 67
Fidelity Corporate Bond 1-10 Year Central Fund	71
Fidelity High Income Central Fund 2	1,199
Fidelity Mortgage Backed Securities Central Fund	1,729
Fidelity Securities Lending Cash Central Fund	18
Total	$ 3,084
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Funds (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 5,692	$ -	$ 5,653*	$ -	0.0%
Fidelity High Income Central Fund 2	19,750	5,696	-	26,860	4.0%
Fidelity Mortgage Backed Securities Central Fund	62,901	30,273	-	94,078	0.8%
Total	$ 88,343	$ 35,969	$ 5,653	$ 120,938
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 68,327	$ 68,010	$ -	$ 317
Consumer Staples	70,566	68,727	1,839	-
Energy	83,320	82,727	305	288
Financials	94,345	92,088	1,744	513
Health Care	72,346	71,377	969	-
Industrials	72,535	71,343	1,192	-
Information Technology	123,721	122,310	1,411	-
Materials	23,673	23,673	-	-
Telecommunication Services	21,163	20,303	860	-
Utilities	22,554	22,554	-	-
Corporate Bonds	79,684	-	79,684	-
U.S. Government and Government Agency Obligations	131,159	-	131,159	-
U.S. Government Agency - Mortgage Securities	41,746	-	41,746	-
Asset-Backed Securities	10,589	-	10,200	389
Collateralized Mortgage Obligations	4,056	-	4,004	52
Commercial Mortgage Securities	27,827	-	25,133	2,694
Municipal Securities	1,375	-	1,375	-
Foreign Government and Government Agency Obligations	291	-	291	-
Preferred Securities	8	-	8	-
Fixed-Income Funds	120,938	120,938	-	-
Money Market Funds	34,909	34,909	-	-
Total Investments in Securities:	$ 1,105,132	$ 798,959	$ 301,920	$ 4,253
Derivative Instruments:
Assets
Futures Contracts	$ 29	$ 29	$ -	$ -
Swap Agreements	113	-	113	-
Total Assets	$ 142	$ 29	$ 113	$ -
Liabilities
Swap Agreements	$ (372)	$ -	$ (294)	$ (78)
Total Derivative Instruments:	$ (230)	$ 29	$ (181)	$ (78)
Other Financial Instruments:
Forward Commitments	$ (42)	$ -	$ (42)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 3,564
Total Realized Gain (Loss)	233
Total Unrealized Gain (Loss)	653
Cost of Purchases	703
Proceeds of Sales	(513)
Amortization/Accretion	113
Transfers in to Level 3	836
Transfers out of Level 3	(1,336)
Ending Balance	$ 4,253
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 701
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (78)
Total Unrealized Gain (Loss)	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (78)
Realized gain (loss) on Swap Agreements for the period	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $980,601,000. Net unrealized appreciation aggregated $124,531,000, of which $135,744,000 related to appreciated investment securities and $11,213,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $395,000 representing 0.04% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 29, 2011